File No. 333-33682
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      UBS EQUITY TRUST, GROWTH STOCK SERIES 27
  B.  Name of Depositor:
      UBS FINANCIAL SERVICES INC.
  C.  Complete address of Depositor's principal executive office:
      UBS FINANCIAL SERVICES INC.
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      UBS FINANCIAL SERVICES INC.
      Attention: Christine Tripi
      1285 Avenue of the Americas
      New York, New York 10019
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on November 19, 2003) pursuant to paragraph (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at .0000809 of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $842.46 was paid on March 26, 2003 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                            UBS EQUITY TRUST,
                         GROWTH STOCK SERIES 27
                         Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items required by Instruction 1 as to Prospectus on Form S-6)
Form N-8B-2                                   Form S-6
Item Number                                   Heading in Prospectus
  I.    Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.   General Description of the Trust and Securities of the
        Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unitholders
        Securities, under the Indenture )
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        provisions of Trust             )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.   Information concerning Insurance of
        Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.   Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII. Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.


UBS EQUITY TRUST
           GROWTH STOCK SERIES TWENTY SEVEN
Global Technology Portfolio
             (A Unit Investment Trust)
7,357,575 Units



Designed for Capital Appreciation

Professional Selection

Optional Reinvestment of Cash
Distributions

A Portfolio of Stocks and American
Depositary Receipts Chosen from
the Entire Universe of Domestic
and Foreign Technology Companies
Covered by UBS Investment Research


This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.


The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





SPONSOR:
UBS Financial Services Inc.



PROSPECTUS PART A DATED NOVEMBER 19, 2003


No person is authorized to give any information
or make any representations about this Trust not
contained in this Prospectus, and you should not
rely on any other information. Read and keep both
parts of this prospectus for future reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio...........  ......  A - 3
Is this Trust Appropriate for You?        A - 4
Summary of Risks.                         A - 4
Essential Information Regarding the Trust A - 7
Report of Independent Auditors.           A - 7
Statement of Financial Condition          A - 9
Statement of Operations                   A - 10
Statement of Changes in Net Assets        A - 11
Notes to Financial Statements             A - 12
Schedule of Investments                   A - 13
Part B
The Composition of the Trust's Portfolio  B - 1
About the Trust...........................B - 2
Risk Factors and Special Considerations...B - 4
Federal Income Taxes......................B - 7
Public Offering of Units..................B - 8
   Public Offering Price..................B - 8
   Sales Charge and Volume Discount.......B - 9
   Employee Discount......................B - 9
   Exchange Option........................B - 9
   Conversion Option......................B - 11
   Distribution of Units..................B - 11
   Secondary Market for Units.............B - 11
   Sponsor's Profits......................B - 12
Redemption................................B - 12
Valuation.................................B - 13
Comparison of Public Offering Price and
  Redemption Value..................      B - 14
Expenses of the Trust.....................B - 14
Rights of Unitholders.....................B - 15
Distributions.............................B - 15
Reinvestment Plan.........................B - 15
Administration of the Trust...............B - 16
   Accounts...........................    B - 16
   Reports and Records....................B - 16
   Portfolio Supervision..................B - 16
Amendment of the Indenture................B - 17
Termination of the Trust..................B - 17
Sponsor...................................B - 18
Code of Ethics............................B - 18
Trustee...................................B - 19
Independent Auditors......................B - 19
Legal Opinions..........................  B - 19

UBS EQUITY TRUST, GROWTH STOCK SERIES TWENTY
SEVEN
(Global Technology Portfolio)  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The  Equity Trust, Growth Stock Series 27
("Trust") seeks capital appreciation by investing in a fixed portfolio of 25 stocks (four (4) of the 25 stocks are American Depositary Receipts which represent the common stock of foreign issuers) concentrated in the Technology sector
("Portfolio") chosen by UBS Financial Services
Inc. ("Sponsor").

As of the first day of the Trust, UBS Financial
Services Inc. believed that the Trust's portfolio of stocks had the potential for achieving capital appreciation during the life of the Trust.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and stocks are not sold because of market changes.

As of August 31, 2003, 100% of the Trust's
Portfolio was invested in common stocks and American Depositary Receipts as described briefly below.

2. Brief Description of the Trust's Portfolio.

The Sponsor chose the 25 stocks contained in the Portfolio (the "Portfolio Stocks") as of the initial date of deposit because at that time they met the selection criteria established by the Sponsor. The Portfolio Stocks are concentrated in the Technology sector.

As with any investment, there is no guarantee that the Portfolio will achieve its objective, and the value of your Units may fall below the price you paid. While stocks of technology companies have been subject to extreme price volatility and speculative trading, in recent years many technology stocks have exhibited above-average appreciation during periods when the stock market in general is rising. However, there is no guarantee that this trend will continue and the past performance of the Technology sector in general or the Portfolio
Stocks in particular is no guarantee of the future results of this Trust Portfolio.

The Trust plans to hold the Portfolio Stocks for approximately three years until its termination on September 30, 2005. UBS Financial Services
Inc. selected the Stocks on September 12, 2002, the day before the first day of the Trust. At the end of such period, the Trust will terminate, Portfolio Stocks will be liquidated and the proceeds will be distributed to Unitholders.

On August 31, 2003, the aggregate market value of
the Trust Portfolio was $10,512,024. The common
stocks and American Depositary Receipts in the
Trust's Portfolio have been issued by companies
who receive income and derive revenues from
multiple industry sources, but whose primary
industry is listed in the "Schedule of
Investments" in this Prospectus Part A.
                               Approximate
                               Percent
                               of Aggregate
                               Market Value
Primary Industry Source        of the Trust

Aerospace/Defense               3.43%
Computers-Hardware/Software     34.57
Computers-Memory Devices        6.66
Computers-Peripheral Equipment  3.84
Electronics/Semi-Conductors     27.41
Fiber Optics                    3.61
Internet Security               2.70
Networking Products             3.97
Office Automation & Equipment   8.17
Telecommunications Equipment    5.64

Is this Trust Appropriate for You?

Yes, if you are seeking capital
appreciation over the life of the Trust by investing in common stocks issued by companies concentrated in the Technology sector that the Sponsor believes have capital appreciation potential. The Trust is appropriate for aggressive investors or as an aggressive growth component of an investment portfolio.

No, if you want a managed investment that changes to take advantage of market movements, if you are uncomfortable with an investment concentrated in the Technology sector, you are unable or unwilling to assume the risks involved generally with equity investments or with the Trusts' risks in particular, or if you need high current income or seek preservation of capital.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds common stocks. For example:

The Trust holds a fixed portfolio of stocks chosen on the business day prior to the initial date of deposit. The Trust, unlike a mutual fund, is not "managed" and stocks will not be sold by the Trust to take advantage of market fluctuations.

The Trust will concentrate its investments in particular industries within the Technology sector. Because the Trust is fixed and not managed like a mutual fund, the Trust will always remain concentrated in the Technology sector.

The Trust may, in the future, continue to buy more of the Portfolio Stocks when additional
Units are offered to the public or for the Reinvestment Plan (described in Part B of this
Prospectus) regardless of whether they would still meet the Sponsor's original selection criteria.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell stocks. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of equity securities, the condition of domestic and foreign stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the stocks held by the Trust, the price you receive for your Units will generally be less than the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio are generally highly liquid, however, UBS Financial Services
Inc. cannot assure you that a liquid trading market will exist. The value of the Trust's
Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks may be purchased by the Trust when additional Units are to be offered to the public or for the Reinvestment Plan. Costs, such as brokerage fees, incurred in purchasing such additional stocks and Treasury obligations will be borne by the Trust. Your Units will be worth less as a result of the Trust's payment of these brokerage fees and other expenses.

The Investment Strategy may not produce the anticipated results.

2. Risks Specific to the Global Technology
Portfolio

The Trust is concentrated in the Technology sector and adverse developments in this industry may significantly affect the value of your Units.

Technology companies face intense competition, both domestically and internationally.

Technology companies may have limited product lines, markets, financial resources or personnel.

The products of Technology companies may face product obsolescence due to rapid developments and frequent new product introductions within the Technology industry.

Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect a company's profitability.

3. Risks of Investing in Stocks

Investing always involves risks. The risks described below are the most significant risks associated with investing in the stocks held by the Trust.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Portfolio
Stocks in particular.

The stocks held by the Trust may not perform as well as expected, and other trusts with similar investment objectives may hold stocks that outperform the Portfolio Stocks during the Trust's lifetime.

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of August 31, 2003

Sponsor:   UBS Financial Services Inc.
Trustee:   Investors Bank & Trust Co.
Initial Date of Deposit: September 13, 2002
Aggregate Market Value of Securities in Trust:                         $10,512,024

Number of Units:                                                       7,357,575

Fractional Undivided Interest in the Trust Represented by each Unit:   1/7,357,575th

Calculation of Public Offering Price Per Unit*

Aggregate Value of Net Assets in Trust                                 $10,463,506

Divided by 7,357,575 Units                                             $1.4221

Plus Sales Charge of 1.00% of Public Offering Price                    $0.0144

Public Offering Price per Unit                                         $1.4365

Redemption Value per Unit:                                             $1.4221

Excess of Public Offering Price over Redemption Value per Unit:        $0.0144

Sponsor's Repurchase Price Per Unit:                                   $1.4221

Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $0.0144

Evaluation Time:                                                       Closing time
                                                                       of the regular
                                                                       trading session
                                                                       on the New York
                                                                       Stock Exchange,
                                                                       Inc. (ordinarily
                                                                       4:00 pm New York
                                                                       Time).

Income Account Distribution Dates* *:                                  December 25, 2002
                                                                       and quarterly
                                                                       thereafter and on
                                                                       or after the
                                                                       Mandatory Termination
                                                                       Date.

Capital Account Distribution Dates* *:                                 December 25, 2002,
                                                                       2003 and 2004 and on or
                                                                       after the Mandatory Termination
                                                                       Date. No distributions of less than
                                                                       $0.005 per Unit need be made from
                                                                       the Capital Account on any
                                                                       Distribution Date.

Record Dates:                                                          December 10, 2002 and quarterly
                                                                       thereafter.

Mandatory Termination Date:                                            September 30, 2005

Discretionary Liquidation Amount:                                      40% of the value of stocks
                                                                       upon completion of the deposit
                                                                       of the stocks.

Estimated Annual Expenses of the Trust* * *                            $0.00384 per Unit

*         The Public Offering Price will be based upon the value of the Stocks next computed following receipt of the purchase order plus the applicable sales charges. (See "Valuation").
* *       See " Distributions "
* * *     See " Expenses of Trust ". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay estimated expenses of the Trust.
* * * *   Five (5) monthly Deferred Sales Charges of $2.50 per 1,000 Units will be deducted from the Trust's net asset value from the eighth (8th) through twelfth
 (12th) months in the Trust's first year and from the sixth (6th) through the twelfth
 (12th) months of the second year of the Trust's three-year life, aggregating $30.00 per 1,000 Units during such period.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
UBS EQUITY TRUST, GROWTH STOCK SERIES TWENTY
SEVEN:

 We have audited the accompanying statement of financial condition of UBS Equity Trust, Growth
Stock Series Twenty Seven, including the schedule of investments, as of August 31, 2003 and the related statements of operations and changes in net assets for the period from September 13, 2002
(date of deposit) to August 31, 2003. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August
31, 2003, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Equity
Trust, Growth Stock Series Twenty Seven at August
31, 2003 and the results of its operations and changes in its net assets for the period from September 13, 2002 to August 31, 2003, in conformity with accounting principles generally accepted in the United States.

           ERNST & YOUNG LLP

New York, New York
November 13, 2003

               UBS EQUITY TRUST,
GROWTH STOCK SERIES TWENTY SEVEN
           STATEMENT OF FINANCIAL CONDITION
                August 31, 2003


                  ASSETS
Common stock - at market value (Cost $7,557,324)
(note 1 to schedule of investments)                $10,512,024
Dividends receivable                               3,530
Cash                                               1,660
Deferred sales charge from unitholders             438

Total Assets                                       $10,517,652
             LIABILITIES AND NET ASSETS
Accrued expenses payable                                                     $29,524
Advance from Trustee                                                         24,622

Total Liabilities                                                            $54,146


Net assets (7,357,575 units of fractional undivided interest outstanding):

Cost of 7,357,575 units (note B)                                             $7,633,661
Less sales charge (note C)                                                   (76,337)
Net amount applicable to investors                                           7,557,324
Net unrealized market appreciation (note D)                                  2,954,700
Net amount applicable to unitholders                                         10,512,024
Overdistributed investment income-net                                        (50,615)
Undistributed proceeds from securities sold                                  2,097

Net assets                                                                   10,463,506

Total liabilities and net assets                                             $10,517,652

Net asset value per unit                                                     $1.4221

See accompanying notes to financial statements.

               UBS EQUITY TRUST,
GROWTH STOCK SERIES TWENTY SEVEN
              STATEMENT OF OPERATIONS
                                                           For the period
                                                           from September 13,
                                                           2002 (initial date
                                                           of deposit) to
                                                           August 31,
                                                           2003
Operations:
Dividend income                                            $32,142
Total investment income                                    32,142

Less expenses:
Trustee's fees, expenses and evaluator's expense           257,734
Total expenses                                             257,734
Investment loss-net                                        (225,592)

Realized and unrealized gain on investments-net:
Net realized gain on securities transactions               562,014
Net change in unrealized market appreciation               2,954,700
Net realized and unrealized gain on investments            3,516,714
Net increase in net assets resulting from operations       $3,291,122

See accompanying notes to financial statements

               UBS EQUITY TRUST,
GROWTH STOCK SERIES TWENTY SEVEN
STATEMENT OF CHANGES IN NET ASSETS
                                                           For the period
                                                           from September 13,
                                                           2002 (initial date
                                                           of deposit) to
                                                           August 31,
                                                           2003
Operations:
Investment loss-net                                        ($225,592)
Net realized gain on securities transactions               562,014
Net change in unrealized market appreciation               2,954,700
Net increase in net assets resulting from operations       3,291,122

Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption              3,958,805
Total redemptions                                          3,958,805
Decrease in net assets                                     (667,683)

Net Assets:
Supplemental deposits                                      11,131,189
End of period                                              $10,463,506

See accompanying notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS

                August 31, 2003

(A) The financial statements of the Trust are prepared on the accrual basis of accounting.
Security transactions are accounted for on the date the securities are purchased or sold.

(B) Cost to investors represents the initial public offering price as of the initial date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units".

(C) Sales charge in the Initial Public Offering period was 1.00% (1.01% of the net amount invested). See "Public Offering of Units - Sales
Charge and Volume Discount", for information relating to the secondary market.

(D) At August 31, 2003, the gross unrealized market appreciation was $2,959,263 and the gross unrealized market depreciation was ($4,563). The net unrealized market depreciation was
$2,954,700.

(E) Regular distributions of net income and principal receipts not used for redemption of units are made quarterly. Special distributions may be made as the Sponsor and Trustee deem necessary to comply with income tax regulations.

(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                   For the period
                                                                   from September 13,
                                                                   2002 (initial date
                                                                   of deposit) to
                                                                   August 31,
                                                                   2003
Total number of units redeemed                                     3,550,000
Redemption amount                                                  $3,958,805
The following units were sold through supplemental deposits:
Number of units sold                                               10,133,690
Value of amount, net of sales charge                               $9,990,000

 (G) Financial Highlights: The following table
describes the performance for the fiscal periods
indicated. Total return shows how much an
investment in the trust would have increased
during the period, assuming reinvestment of all
dividends and distributions. These figures have
been derived from the trust's financial
statements.
                                                                     For the period
                                                                     from September 13,
                                                                     2002 (initial date
                                                                     of deposit) to
                                                                     August 31,
                                                                     2003
Per Unit Operating Performance ($):
Net asset value, beginning of period                                 .9880
Income from investment operations:
  Investment loss-net                                                (.0265)
  Realized and unrealized gain on investments-net transactions       .4606
  Net increase in net assets resulting from operations               .4341
Less distributions                                                   ---
Net asset value, end of period                                       1.4221
Total Return (%):                                                    43.94
Ratios (%):
Ratio of expenses to average net assets                              2.68
Ratio of investment loss-net to average net assets                   -2.35

UBS EQUITY TRUST,
           GROWTH STOCK SERIES TWENTY SEVEN
SCHEDULE OF INVESTMENTS
              As of August 31, 2003
COMMON STOCKS (100%)

Name of Issuer                                                          Number of Shares    Market Value(1)
Aerospace/Defense (3.43%)
Rockwell Collins, Inc.                                                      13,332              $360,631
Computers-Hardware/Software (34.57%)
Adobe Systems Incorporated                                                  15,339               595,613
Apple Computer, Inc.*                                                       20,142               455,813
Dassault Systemes S.A. ~                                                    10,179               371,534
Dell Inc.*                                                                  10,752               350,838
International Business Machines Corporation (IBM)                           3,943                323,365
Microsoft Corporation*                                                      12,044               319,407
SAP AG (Systeme, Anwendungen, Produkte in der
   Datenverarbeitung) ~                                                     17,775               532,183
Siebel Systems, Inc.*                                                       34,191               344,645
Sun Microsystems, Inc.*                                                     88,165               340,317
Computers-Memory Devices (6.66%)
Network Appliance, Inc.*                                                    31,253               700,380
Computers-Peripheral Equipment (3.84%)
Lexmark International, Inc.*                                                6,023                403,782
Electronics/Semi-Conductor (27.41%)
Applied Materials, Inc.*                                                    22,293               481,529
Broadcom Corporation-Class A*                                               18,781               513,097
Intel Corporation                                                           18,065               517,020
KLA-Tencor Corporation*                                                     9,033                536,199
Novellus Systems, Inc.*                                                     12,041               481,158
Texas Instruments Incorporated                                              14,767               352,193
Fiber Optics (3.61%)
JDS Uniphase Corporation*                                                   110,456              379,969
Internet Security (2.70%)
Check Point Software Technologies Ltd.*                                     16,271               284,254
Networking Products (3.97%)
Cisco Systems, Inc.*                                                        21,789               417,259
Office Automation & Equipment (8.17%)
Canon Inc. ~                                                                8,387                406,434
Xerox Corporation*                                                          41,934               452,049
Telecommunications Equipment (5.64%)
Motorola Inc.                                                               24,300               260,739
Nokia Oyj ~                                                                 20,357               331,616
TOTAL INVESTMENTS                                                                                10,512,024

(1) Valuation of Securities was made by the Trustee as described in "Valuation" in Part B of this Prospectus.
(2)   Effective 7/22/03, Dell Computer Corp. changed its name to Dell Inc.
*     Non-income producing.
~ These stocks are American Depositary Receipts which are U.S. dollar denominated and pay dividends in U.S. dollars but are subject to investment risks generally facing common stocks of foreign issuers
      (see "Risk Factors and Special Considerations" in Part B.)




(THIS PAGE INTENTIONALLY LEFT BLANK)




               UBS EQUITY TRUST
GROWTH STOCK SERIES 27
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of UBS Equity Trust Growth Stock Series
27 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

THE COMPOSITION OF THE TRUST PORTFOLIO

 The objective of UBS Equity Trust, Growth Stock
Series 27 (the "Trust") is to provide for capital appreciation through an investment in equity stocks which have, in the Sponsor's opinion on the Initial Date of Deposit, an potential for capital appreciation. The Trust will seek to achieve its objective of capital appreciation through an investment in a portfolio of stocks concentrated in the Technology sector. (Such stocks are referred to herein as the "Portfolio
Stocks" or the "Securities".) Of course, there can be no assurance that the objective of the Trust will be achieved.

 Additional Deposits. After the first deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional
Securities ("Additional Securities") in the Trust where additional Units are to be offered to the public. (See "The Trust" in Part B of this
Prospectus). Costs incurred in acquiring such Additional Securities will be borne by the Trust.
Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during such deposits of Additional Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to purchase such Additional Securities. (See "The Trust" and "Risk
Factors and Special Considerations" in Part B of this Prospectus.)

 Public Offering Price. Units will be charged a combination of an Initial Sales Charge on the date of purchase of 1.00% of the Public Offering
Price, plus Deferred Sales Charges which will aggregate $30.00 per 1,000 Units over the first
(1st) and second (2nd) years of the Trust's three-year life. For example, on the Initial Date of Deposit, on a $1,000 investment, $990.00 is invested in the Trust and a $10.00 Initial Sales
Charge is collected. In addition, a Deferred
Sales Charge of $2.50 per 1,000 Units will be deducted from the Trust's net asset value on the tenth (10th) day of each month from month eight
(8) through month twelve (12) in both years one
(1) and two (2) of the Trust's three year term, for a total of $30.00. This deferred method of payment keeps more of the investor's money invested over a longer period of time than would be the case if a single sales charge of the same amount were collected on the initial date of purchase. The sales charges are reduced on a graduated scale for volume purchasers and are reduced for employees of the Sponsor. Units are offered at the Public Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering
Price on the Initial Date of Deposit, and on subsequent dates, will vary from the Public
Offering Price set forth under "Essential
Information Regarding the Trust" in Part A of this Prospectus. Units redeemed or repurchased prior to the accrual of the final Deferred Sales
Charge installment may, depending upon the date of such redemption or repurchase, have the amount of any remaining installments deducted from the redemption or repurchase proceeds. (See "Public
Offering of Units" in Part B of this Prospectus.)
In addition, during the initial public offering period, the Public Offering Price will include an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial
Organizational Costs described more fully in "Public Offering Price" in Part B of this
Prospectus.

 Distributions. The Stocks in the Trust were chosen for their potential for capital appreciation, not for their income potential. The
Trustee will make distributions, on the
Distribution Dates. (See "Distributions" and
"Administration of the Trust" in Part B of this Prospectus.) Unitholders may elect to have their Income Account and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales Charge (see
"Reinvestment Plan" in Part B of this
Prospectus). (Such Units will be subject to the Deferred Sales Charges.) Upon termination of the
Trust, the Trustee will distribute to each Unitholder of record on such date his pro rata share of the Trust's assets, less expenses. The sale of Securities in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

 Termination. Unitholders may receive their termination proceeds in cash (or, at the Sponsor's election, in kind for distributions in excess of $500,000) after the Trust terminates
(see "Termination of the Trust" in Part B of this Prospectus). Unless advised to the contrary by the Sponsor, the Trustee will begin to sell the Securities held in the Trust fifteen days prior to the Mandatory Termination Date. Moneys held upon such sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The Trust will terminate approximately three years after the Initial Date of Deposit regardless of market conditions at the time. (See "Termination of the Trust" and "Federal Income Taxes" in Part B of this
Prospectus.)

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, plus the applicable sales charge. (See "Public Offering of Units--Public Offering Price" and "Valuation" in
Part B of this Prospectus.) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption. With respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units "in kind" by distributing Securities to the redeeming
Unitholder. (See "Redemption" in Part B of this
Prospectus.)

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, between UBS
Financial Services Inc., as Sponsor and Investors
Bank & Trust Company, as Trustee (the "Trustee").
The objective of the Trust is capital
appreciation through an investment principally in equity stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for capital appreciation. Of course, there can be no assurance that the objective of the Trust will be achieved.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Securities was determined on the basis described under "Valuation." In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the Securities in the Trust
(determined by reference to the number of shares of each issue of Stock). The Sponsor may, from time to time, cause the deposit of Additional
Securities in the Trust when additional Units are to be offered to the public or pursuant to the Reinvestment Plan. During the 90-day period following the Initial Date of Deposit, deposits of Additional Securities or cash in connection with the issuance and sale of additional Units will maintain, to the extent practicable, the original proportionate relationship among the number of shares of each Security. The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Security but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a merger or reorganization, to reflect the acquisition of Securities or to reflect a sale or other disposition of a Security. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the Initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, brokerage commissions or unavailability of Securities (see "Administration of the Trust--Portfolio Supervision" in this Prospectus Part B). Units may be continuously offered to the public by means of this Prospectus
(see "Public Offering Of Units--Public Offering
Price" in this Prospectus Part B) resulting in a potential increase in the number of Units outstanding. Deposits of Additional Securities subsequent to the 90-day period following the Initial Date of Deposit must replicate exactly the proportionate relationship among the number of shares of each of the Securities comprising the Portfolio immediately prior to such deposit of Additional Securities.

*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
Stock dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be added to the Income Account. (See "Administration of the Trust" and "Reinvestment Plan" in Part B of this Prospectus).

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus. However, if additional Units are issued by the Trust (through the deposit of Additional Securities for purposes of the sale of additional Units or pursuant to the Reinvestment Plan), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased.
Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust" in Part B of this Prospectus.)

 The issuers of the stocks in the Portfolio may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open.

 The Trust is not managed and has been structured with certain automatic provisions contained in the Indenture, including criteria to be applied in the event of a tender offer, merger or reorganization. The foregoing may interfere with the Trust's ability to maximize its objectives and, consequently, a Unitholder's value. In such case, Unitholders shall have no rights against the Trust, the Sponsor, the Trustee or any other party associated with the Trust. The foregoing is not a disclaimer of responsibilities under
Section 36 of the Investment Company Act of 1940.

 In the event the Trustee is notified of any vote to be taken or proposed to be taken by holders of the securities held by the Trust in connection with any proposed merger, reorganization, spin-off, split-off or split-up by the issuer of securities held in the Trust, the Trustee shall use its best efforts to vote the securities as closely as practicable in the same manner and in the same general proportion as the Portfolio securities held by owners other than the Trust are voted. In the event that an offer shall be made by any person to exchange stock or securities for any Portfolio Stocks (including but not limited to a tender offer), the Trustee shall reject such offer. If stock or other securities are received by the Trustee, with or without cash, as a result of any merger, reorganization, tender offer, spin-off, split-off, or split-up by the issuer of Portfolio securities held in the Trust or in exchange for Portfolio Stocks (including any stock or securities received notwithstanding the Trustee's rejection of an offer or received without an initial offer), the Trustee, at the direction of the Sponsor, may retain or sell such stock or securities in the Trust. Any stock or securities so retained shall be subject to the original selection criteria for the Portfolio Stocks as described in in Part A of this Prospectus and the terms and conditions of the Indenture to the same extent as the Portfolio Stocks originally deposited hereunder. The Trustee shall give notice to the Unitholders of the retention of stock or securities acquired in exchange for Portfolio Stocks within five Business Days after such acquisition.

 Additional shares of Portfolio Stocks received as a distribution on Portfolio Stocks (other than shares received in a non-taxable distribution which shall be retained by the Trust) shall be sold and the proceeds credited to the Income
Account.

 There is no guarantee that there will be a tender offer for any of the Securities, or merger or acquisition of any of the issuers whose stock or securities are contained in the Trust. In addition, it is possible that legislation or regulations affecting merger and acquisition activity in the future may be passed and, if passed, the Sponsor cannot predict the impact upon the Trust. There is also no guarantee that the price received upon sale or pursuant to an acquisition will be the best price which could be received by the Trust at any time. For example, after stock is sold, the value may increase due to general market factors or due to subsequent tender offers. Additionally, the price of a Security may decline for Securities not taken up pursuant to a tender offer or in the event a merger or acquisition is not completed.

 Investors should be aware that the Trust, unlike a mutual fund, is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under certain limited circumstances (see "Trust
Administration--Portfolio Administration" in Part
B of this Prospectus). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation.

 Investors should note that UBS Financial
Services Inc., UBS AG, UBS Securities LLC and other affiliates, in their general securities business, act as agent or principal in connection with the purchases and sales of equity securities, including the stocks in the Portfolio, and may act as a market maker in certain of such stocks. UBS Financial Services
Inc., UBS AG, UBS Securities LLC and other affiliates also from time to time issue reports and may make recommendations relating to equity securities, including the Portfolio stocks, and have provided, and may continue to provide, investment banking services to the issuers of the stocks in the Portfolio.

 Investors should note in particular that the Securities were selected by the Sponsor as of the business day prior to the initial date of deposit. The Trust may continue to purchase
Additional Securities when additional Units are offered to the public or pursuant to the Reinvestment Plan, or may continue to hold
Securities originally selected through this process. This may be the case even though the evaluation of the attractiveness of such Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.
In addition, the Sponsor may continue to sell
Trust Units even if UBS Financial Services Inc.
changes a recommendation relating to one or more
Securities in the Trust.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general and Technology stocks in particular. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 The Trust is not appropriate for investors who require current income or seek preservation of capital or a diversified investment.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks in the Trust may be expected to fluctuate over the life of the Trust.

 Any distributions of income to Unitholders will generally depend upon the declaration of dividends by the issuers of Trust stocks and the declaration of dividends depends upon several factors, including the financial condition of the issuers and general economic conditions. In addition, there are investment risks common to all equity issues. Portfolio Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Portfolio stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Investors should note that the Trust's objective may not be realized because the stocks held in the Portfolio may not perform as well as expected, and other investment vehicles with similar investment objectives may hold stocks that outperform the Portfolio's Stocks during the Trust's lifetime.

 In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Certain of the Stocks in the Trust are ADRs which are subject to additional risks. (See
"Schedule of Investments" in Part A of this Prospectus.) ADRs evidence American Depositary
Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes
"ADS".) ADRs involve certain investment risks that are different from those found in stocks issued by domestic issuers. These investment risks include potential political and economic developments, potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under U.S. securities laws and therefore may make less information publicly available than that provided by domestic issuers. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards and practices which are applicable to publicly traded domestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate then in effect. UBS Financial
Services Inc. observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and the transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors, who make assessments of the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

 Technology Sector Issuers. The Portfolio invests exclusively in technology companies. These companies may include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors.

 Many technology companies are rapidly developing and highly competitive, both domestically and internationally. They often experience intense competition from large established companies and potential competition from small start-up companies. Certain technology companies may be smaller, less seasoned companies with limited product lines, markets or financial resources and limited management or marketing personnel. Such companies may be adversely affected by worldwide scientific and technological development and rapid product obsolescence, the need for a continued substantial investment in research and development and increased government regulation.
An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company.

 In addition, key components of some technology products are available only from limited sources.
This can impact the cost of and ability to acquire these components. Some technology companies serve highly concentrated customer bases with a limited number of large customers.
Any failure to meet the standard of these customers may result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products, therefore some companies are highly dependent on the performance of other technology companies.

 Many technology companies will require
substantial capital to acquire and maintain sophisticated technology. Such companies are generally subject to short product life cycles, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.

 Technology companies are also dependent to a substantial degree upon skilled professional and technical personnel and there is considerable competition for the services of qualified personnel in the industry. These companies may face dramatic and often unpredictable changes in growth rates and competition for the services of such qualified personnel.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase
Additional Securities in amounts and in
percentage relationships described above under
"The Trust." To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Additional Security and the time the cash is used to purchase the Additional Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Additional
Securities as closely as possible to the Evaluation Time or at prices as closely as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Additional Securities will be at the expense of the Trust and will affect the value of every Unitholder's Units.

 In the event a contract to purchase a Stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made fifteen days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities, or acquire new Securities, only under limited circumstances. (See the discussion below relating to disposition of Stocks which may be the subject of a tender offer, merger or reorganization under the caption "Administration of the
Trust--Portfolio Supervision" in Part B of this
Prospectus.)

 A number of the Securities in the Trust may also be owned by other clients of the Sponsor.
However, because these clients may have
investment objectives which differ from that of the Trust, the Sponsor may sell certain
Securities from such clients' accounts in instances where a sale of such Securities by the Trust would be impermissible, such as to maximize return by taking advantage of attractive market fluctuations in such Securities. As a result, the amount realized upon the sale of the Securities from the Trust may not be the highest price attained for an individual Security during the life of the Trust.

 The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial Date of Deposit, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The
Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them.

 Except as may be disclosed in Part A of this Prospectus the Sponsor does not know of any pending litigation as of the date of this Prospectus that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities.
Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock based on the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. The Indenture contains provisions requiring the Trustee to follow certain procedures regarding mergers, acquisitions, tender offers and other corporate actions. Under certain circumstances, the
Trustee, at the direction of the Sponsor, may hold or sell any stock or securities received in connection with such corporate actions (see
"Administration of the Trust--Portfolio
Supervision" in Part B of this Prospectus).

              FEDERAL INCOME TAXES

 In the opinion of Carter Ledyard & Milburn LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder. Each Unitholder will be considered to have received all of the dividends paid on such Unitholder's pro rata portion of each Security when such dividends are received by the Trust, whether or not such dividends are used to pay a portion of Trust expenses or whether they are automatically reinvested in additional
Trust Units (see "Reinvestment Plan" in this
Prospectus Part B).

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, or other disposition) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States
Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax treatment applicable to non-U.S. investors is not addressed in this Prospectus. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult his or her own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Portfolio stocks, gains or losses upon dispositions of Securities by the Trust and a pro rata share of the expenses of the Trust.
(See ''New Tax Law Applicable to Dividends and
Long-Term Capital Gain,'' below).

 Distributions with respect to Portfolio stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation (as calculated under the U.S. tax accounting principles), will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates.

To the extent distributions with respect to a Portfolio stock were to exceed the issuing corporation's current and accumulated earnings and pro.ts, they would not constitute dividends.
Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of such stock or of Units.
After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from the sale of Portfolio stock.

A Unitholder who is an individual, estate or trust may be disallowed certain
''miscellaneous''itemized deductions, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may further exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Unitholders will be taxed in the manner
discussed above regardless of whether
distributions from the Trust are actually received by the Unitholder in cash or are reinvested pursuant to the ''Reinvestment Plan'' described later in this Prospectus Part B.
Unitholders exercising either the ''Rollover
Option'' or the ''Exchange Option'' may also experience certain adverse tax consequences as described in ''Public Offering of Units-Rollover
Option'' and ''Public Offering of Units-Exchange
Option'' in this Prospectus Part B.

 Corporate Dividends-Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to their pro rata share of dividends received by the Trust from U.S. corporations, if any, subject to various limitations. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 New Tax Law Applicable to Dividends and Long-
Term Capital Gain. Under recently enacted tax legislation, dividends received by individual
U.S. Holders, and long-term capital gain realized by individual U.S. Holders, generally are subject to a reduced maximum tax rate of 15 percent through December 31, 2008. The reduced rate on capital gains applies to sales and exchanges on or after May 6, 2003 and the reduced rates on dividend income to dividends received after December 31, 2002. The rate reduction does not apply to dividends received in respect of certain short-term or hedged positions or in certain other situations. U.S. Holders should consult their own tax advisors regarding the implications of these rules in light of their particular circumstances.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Securities, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund
Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation" in Part B of this Prospectus.) The Public Offering Price on the Initial Date of Deposit or on any subsequent date will vary from the Public Offering Price calculated on the business day prior to the Initial Date of Deposit (as set forth under "Essential Information Regarding the Trust" in
Part A of this Prospectus) due to fluctuations in the value of the Stocks among other factors. In addition, during the initial public offering period, a portion of the Public Offering Price also consists of an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial Organizational Costs in the amount shown as a per Unit amount under "Essential Information Regarding the Trust" in
Part A of this Prospectus. The Initial
Organizational Costs include the cost of preparing the registration statement, trust documents and closing documents for the Trust, registering with the Securities and Exchange
Commission (the "SEC") and the 50 States, the initial fees of the Trustee's and Sponsor's counsel, and the initial audit of the Trust's portfolio. The sales charge will not be assessed on those Securities held in the Trust and sold by the Trustee at the end of the public offering period to reimburse the Sponsor for the Initial
Organizational Costs. See "Administration of the
Trust--Accounts" in Part B of this Prospectus for a description of the method by which the Trustee will sell such Securities.

 Sales Charge and Volume Discount. Units will be charged a Total Sales Charge of approximately
4.00% per 1,000 Units which is a combination of the Initial and Deferred Sales Charges. The
Initial Sales Charge will be 1.00% of the Public
Offering Price. Assuming a purchase on the Initial Date of Deposit of 1,000 Units, the
Initial Sales Charge will be $10.00. Commencing in the eighth (8th) month and continuing through the twelfth (12th) month of the Trust's first year and in the sixth (6th) through the twelfth
(12th) months of the second year of the Trust's three-year life, the Total Deferred Sales Charge per 1,000 Units will be $30.00 ($2.50 per month), approximately 3.00% of the Public Offering Price.
Because the Deferred Sales Charge per 1,000 Units is $30.00 regardless of the price paid for Units, the Total Sales Charge expressed as a percentage of the Public Offering Price will vary with the price you pay to purchase Units. So, for example, if you buy 1,000 Units for $1,000 (including the Initial Sales Charge of $10.00) and hold the Units until the Trust terminates, you would pay a Total Sales Charge of $40.00 or 4.00% of the acquisition price for such Units. If, however, you buy 1,000 Units for $900 (including the Initial Sales Charge of $9.00, you will pay a Total Sales Charge of $39.00 or 4.33% of the acquisition price for such Units. Conversely, if an investor bought 1,000 Units for $1,100
(including the Initial Sales Charge of $11.00), such investor would pay a total of $41.00 or 3.73% of the acquisition price for such Units.

 The monthly Deferred Sales Charge is a charge of $2.50 per 1,000 Units and is accrued in five (5) monthly installments during the Trust's first year and seven (7) monthly installments in the Trust's second year. Units purchased after an accrual date for a Deferred Sales Charge installment are not subject to any Deferred Sales
Charge installments prior to such purchase date.
Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any installments remaining deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind redemption, except that if Units are sold, redeemed, or exchanged on or prior to September 30, 2003, only the balance of the Deferred Sales Charges remaining for the first year of the Trust will be deducted and if Units are sold, redeemed or exchanged after September 30, 2003, the remaining balance of the Deferred Sales Charges for the second year of the Trust will be deducted. Remaining Deferred Sales
Charge Installments will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor.

 The Deferred Sales Charge will be accrued on the books of the Trust and will be paid to the Sponsor upon the Sponsor's request. The Trustee is directed to sell Securities to make this payment. It is anticipated that the Securities will not be sold to pay the Deferred Sales
Charges until after the date of the final installment in the second year of the Trust.
Investors will be at risk for market price fluctuations in the Securities from the several installment accrual dates to the dates of actual sales of Securities to satisfy this liability.

 No Initial Sales Charge will be imposed on Units of the Trust acquired by Unitholders in connection with participation in the Reinvestment
Plan (see "Reinvestment Plan" in Part B of this
Prospectus).

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Growth
Stock Series of the UBS Equity Trust for units of one or more of any series of The Municipal Bond
Fund (the "UBS Series"); The Municipal Bond Trust
(the "National Series"); The Municipal Bond
Trust, Multi-State Program (the "Multi-State
Series"); The Municipal Bond Trust, California
Series (the "California Series"); The Corporate
Bond Trust (the "Corporate Series"); UBS
Pathfinder's Trust (the "Pathfinder's Trust");
the UBS Federal Government Trust (the "Government
Series"); The Municipal Bond Trust, Insured
Series (the "Insured Series"); or the Equity
Opportunity Trust (the "Equity Opportunity
Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange Option into any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Exchange Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option.

 Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option.
Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of this Growth
Stock Series and paid the Initial Sales Charge and any Deferred Sales Charges that, in total, was an amount less than the per Unit, per 100
Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering
Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit
Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Growth Stock Series electing to use the Exchange Option in connection with units of other
Exchange Trusts subject to a deferred sales charge ("Deferred Sales Charge Units") will be permitted to acquire Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed. Deferred Sales
Charge Units acquired through the Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred
Sales Charge Units so acquired.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this Growth
Stock Series and units of the applicable Exchange
Trust and there are units of the applicable
Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units.

 An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.

 The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge as discussed above. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units
("Conversion Trust Units") directly to acquire available units of any Exchange Trust having an up-front sales load at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust Units). Owners of Conversion
Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire units of this Growth Stock
Series, or any other Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed. Deferred Sales
Charge Units acquired through the Conversion
Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired. To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust.
Any dealer other than UBS PaineWebber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option).
For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

 Distribution of Units. The minimum purchase is $250. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $18 per 100 Units in the first year, and $10 per 100 Units in the second year, of the Trust, (a concession of 80% of the Total Sales Charge during the first and second years of the Trust) subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption" in Part B of this Prospectus.
Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see
"Redemption" in Part B of this Prospectus).

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation" in Part B of this Prospectus. The cost of Stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at Hancock Tower, 200 Clarendon
Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time, there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee, but depending upon the date of redemption, as more fully discussed below, any remaining Deferred Sales
Charge installments will be deducted at that time. A written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

Units will be redeemed at the Redemption
Value per Unit next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See
"Valuation" in this Prospectus Part B.)
Unitholders who redeem prior to the accrual of the final Deferred Sales Charges installment, may, depending upon the date of such redemption, have the amount of any installments remaining deducted from their redemption proceeds or deducted in calculating an in-kind redemption, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor. If Units are sold, redeemed, or exchanged on or prior to September 30, 2003, only the balance of the Deferred Sales Charges remaining for the first year of the Trust will be deducted. If Units are sold, redeemed or exchanged after September 30, 2003, the remaining balance of the Deferred Sales
Charges for the second year of the Trust will be deducted.

A redemption request is deemed received on the business day (see "Valuation" in this Prospectus Part B for a definition of business day) when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily
4:00 p.m. New York Time.) If it is received after that time, it is deemed received on the next business day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Portfolio Stocks to meet redemptions. The Trustee will sell Portfolio Stocks in such manner as is directed by the Sponsor. In the event no such direction is given, Portfolio Stocks will be sold pro rata, to the extent possible, and if not possible, the Trustee may designate Portfolio
Stocks to be sold. (See "Administration of the Trust" in this Prospectus Part B.) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem Units
"in kind" by distributing Portfolio Stocks to the redeeming Unitholder. When Portfolio Stocks are so distributed, a proportionate amount of each such stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible.
The Sponsor may direct the Trustee to redeem
Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Portfolio
Stocks will be valued for this purpose as set forth under "Valuation" in this Prospectus Part
B. A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Portfolio stocks distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933.

To the extent that Portfolio Stocks are
redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Portfolio Stocks would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption. In addition, because of the minimum amounts in which Portfolio stocks are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution
Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the SEC determined that trading on the New
York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the SEC may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
("Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Essential
Information Regarding the Trust" in Part A of this Prospectus (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Trust's Portfolio
Stocks and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, including dividends receivable on
Portfolio Stock trading ex-dividend and income accrued held but not yet distributed (other than any cash held in any reserve account established under the Indenture or cash held for the purchase of Contract Securities) and (c) accounts receivable for Portfolio Stocks sold and any other assets of the Trust not included in (a) and
(b) above, and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses), other
Trust expenses and any accrued Deferred Sales
Charge installment not yet paid to the Sponsor
(x) cash allocated for distributions to
Unitholders and amounts, if any, owed to the Sponsor in reimbursement of Initial
Organizational Costs and the Creation and Development Fee and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in
(v), (w), (x) and (y) above. The per Unit Trust
Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include Saturdays, Sundays, New Year's
Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.

The value of Portfolio Stocks shall be
determined by the Trustee in good faith in the following manner: (1) if the domestic Portfolio
Stocks are listed on one or more national securities exchanges or on the National Market
System maintained by the Nasdaq Stock Market
Inc., such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange in the case of the domestic
Portfolio Stocks if such Portfolio Stocks are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system
(unless the Trustee deems such price
inappropriate as a basis for evaluation), (3) if the Portfolio Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price or if the closing price is deemed inappropriate as a basis for evaluation, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Portfolio Stock in good faith on the bid side of the market, (d) on the basis of a valuation by the Sponsor or (e) by any combination thereof. The tender of a Portfolio
Stock pursuant to a tender offer will not affect the method of valuing such Portfolio Stock.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 The Portfolio Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the business day prior to the Initial Date of Deposit, the Public
Offering Price per Unit (which figure includes the Initial Sales Charge) exceeded the Redemption
Value. (See "Essential Information" in Part A of this Prospectus). The prices of Portfolio Stocks are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units. Also, as of the close of the initial public offering period, the Redemption Value per Unit will be reduced to reflect the sale of Portfolio Stocks made to reimburse the Sponsor for the Initial Organizational Costs.

              EXPENSES OF THE TRUST

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $0.00035 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the UBS Equity
Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $0.00170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $0.00179 per Unit, which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

In addition to the above, the following
charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts" in this Prospectus Part B): (1) fees for the Trustee for extraordinary services;
(2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Portfolio Stocks; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the SEC, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $0.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Portfolio Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Portfolio Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell such Portfolio Stocks to meet the expenses of the Trust. Portfolio Stocks will be selected in the same manner as is set forth under "Redemption" in this Prospectus Part B.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued.

                DISTRIBUTIONS

 The Trustee will distribute net dividends and interest, if any, from the Income Account and will make distributions from the Capital Account to Unitholders of record on the preceding Record
Date on the Distribution Dates set forth in "Essential Information Regarding the Trust" in
Part A of this Prospectus. Distributions of less than $0.0050 per Unit need not be made from the Capital Account on any Distribution Date. See
"Essential Information Regarding the Trust" in
Part A of this Prospectus. Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.

If and to the extent that the Sponsor, on behalf of the Trust, receives a favorable response to a no-action letter request which it intends to submit to the Division of Investment
Management of the SEC with respect to reinvesting cash proceeds received by the Trust, the Trustee may reinvest such cash proceeds in additional stocks held in the Portfolio at such time. Such reinvestment shall be made so that each deposit of additional stocks shall be made so as to match as closely as practicable the percentage relationships of shares of stocks and such reinvestment shall be made in accordance with the parameters set forth in the no-action letter response. If the Sponsor and the Trustee determine that it shall be necessary to amend the Indenture to comply with the parameters set forth in the no-action letter response, such documents may be amended without the consent of Unitholders. There can be no assurance that the Sponsor will receive a favorable no-action letter response.

Unitholders may elect to have their Income
Account and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales Charge. (See
"Reinvestment Plan" in this Prospectus Part B.)

 Upon termination of the Trust, each Unitholder of record on such date will receive his or her pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination of the Trust" in this
Prospectus Part B.) As discussed above under
"Public Offering of Units--Exchange Option",
Unitholders in lieu of receiving his or her pro rata share of such amounts, may acquire Units of an Exchange Trust.

               REINVESTMENT PLAN

 Income Account and Capital Account distributions on Units may be automatically reinvested in additional Units of the Trust without any Initial
Sales Charge by participating in the Trust's
Reinvestment Plan (the "Reinvestment Plan"). To participate in the Reinvestment Plan, a Unitholder must contact his or her broker, dealer or financial institution to determine whether he may participate in the Reinvestment Plan. Under the Reinvestment Plan, the Units acquired for current Unitholders will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional
Securities, contracts to purchase Additional
Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase
Additional Securities. Deposits or purchases of Additional Securities will be made so as to maintain the percentage relationships of shares of Stocks, except as discussed under "The Trust" in this Prospectus Part B. If a Unitholder elects to participate in the Reinvestment Plan, in addition to the reinvestment Units he or she will receive, the Unitholder will also be credited additional Units with a dollar value at the time of reinvestment sufficient to offset the amount of any remaining deferred sales charge to be collected on such reinvestment Units. The dollar value of these additional Units (as with all Units) will fluctuate over time. Under the Reinvestment Plan, the Trust will pay the distributions to the Trustee which in turn will purchase for those participating Unitholders whole Units of the Trust at the price determined as of the close of business on the Distribution
Date and will add such Units to the Unitholder's account. The Unitholder's account statement will reflect the reinvestment. The Trustee will not issue fractional Units, thus any cash remaining after purchasing the maximum number of whole
Units will be distributed to the Unitholder.
Unitholders wishing to terminate their
participation in the Reinvestment Plan must notify their broker, dealer or financial institution of such decision. The Sponsor reserves the right to amend, modify or terminate the Reinvestment Plan (except that in no event may the Reinvestment Plan be amended or modified in such a way as to require payment of deferred sales charges on Reinvestment Units unless the Unitholder will receive additional Units or cash to offset such deferred sales charges) at any time without prior notice. Unitholders receiving
Units as a result of their participation in the Reinvestment Plan will be taxed with respect to such Units in the manner described in "Federal
Income Taxes" earlier in this Prospectus Part B.

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account dividends, if any, and interest income, if any, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital
Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation" in Part B of this Prospectus.

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses of the Trust.") In addition, the Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption" in Part B of this
Prospectus)

 In addition, distributions of amounts necessary to pay (1) the Initial Organizational Costs and
(2) the Deferred Sales Charges will be made from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, to special accounts maintained by the Trustee for purposes of (1) reimbursing the Sponsor and (2) satisfying Unitholders' Deferred Sales Charges obligations, respectively. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell Securities. Upon notification from the Sponsor that the initial offering period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Securities in an amount equal to the Initial Organizational Costs as certified to it by the Sponsor. Although the Sponsor may collect the Deferred Sales Charges monthly, currently the Sponsor does not anticipate sales of Securities to pay such sales charges until after the end of months 12 and 24 of the Trust's three-year life.

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any
Securities sold during the year and the
Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security under the following circumstances:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a decrease in the Sponsor's internal rating of the Security; or

 (7) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 Securities may also be tendered or sold in the event of a tender offer, merger or acquisition in the manner described under "The Trust" in Part B of this Prospectus. The Trustee may also dispose of Securities where necessary to pay Initial
Organizational Costs, Trust expenses, Deferred
Sales Charge installments or to satisfy
redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion.

             AMENDMENT OF THE INDENTURE

The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

The Indenture may also be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to implement a program to reinvest cash proceeds received by the Trust in connection with corporate actions and in other situations, when and if the Sponsor receives a favorable response to the no-action letter request which it intends to submit to the Division of Investment Management at the SEC discussed above (see "Distributions" in this Prospectus Part B). There can be no assurance that a favorable no-action letter response will be received.

The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

The Trustee will promptly notify
Unitholders of the substance of any amendment affecting Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date.

 Unless advised to the contrary by the Sponsor, approximately 15 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, UBS Financial Services Inc., is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of NASD. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The
Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Sponsor is an affiliate of UBS Securities
LLC and a wholly-owned subsidiary of UBS AG. The combined U.S. research team consists of approximately 80 senior analysts following over 850 companies. We now have a total of more than 500 analysts worldwide.

The Sponsor, UBS AG, UBS Securities LLC or other affiliates of the Sponsor (collectively, ''Affiliated Entities'') may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or in options on them.
Each of the Affiliated Entities, its directors, elected officers and employee benefits programs may have either a long or short position in any Securities or options on them.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics regarding personal securities transactions by the Sponsor's employees. The
Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington,
DC.  For information on operations of the Public
Reference room, call the Commission at (202) 942-
8090.  The Code is available on the EDGAR
Database on the Commission's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, DC 20549-0102.

                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its office at Hancock Tower, 200 Clarendon Street, Boston,
Massachusetts 02116, toll-free number 1-800-356-
2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal
Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

The Trustee, including its affiliates,
acting in its individual capacity and not as Trustee, may provide other services, such as brokerage services, to the Trust, and may otherwise deal with the Trust as if it were not the Trustee.

              INDEPENDENT AUDITORS

  The Statement of Financial Condition and
Schedule of Investments have been audited by Ernst & Young LLP, independent auditors and have been included in this Prospectus in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

  The legality of the Units offered by this Prospectus has been passed upon by Carter Ledyard
& Milburn LLP, 2 Wall Street, New York, New York, as counsel for the Sponsor.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  UBS Financial Services Inc. - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, UBS Equity Trust, Growth Stock Series 27 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 19th day of November, 2003.
                              UBS EQUITY TRUST,
                             GROWTH STOCK SERIES 27
                                  (Registrant)
                              By: UBS Financial Services Inc.
                                  (Depositor)
                              /s/ CHRISTINE TRIPI
                                  Christine Tripi
                                  First Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of UBS Financial Services Inc., the Depositor, by the following persons in the following capacities and in the City of New York, and State of
  New York, on this 19th day of November, 2003.
  UBS FINANCIAL SERVICES INC.
  Name                        Office
  Joseph J. Grano, Jr.        Director, Chairman and
                              Chief Executive Officer
                              UBS Financial Services Inc.*
  Robert H. Silver            Director, Executive Vice President,
                              Chief Credit Officer and
                              Director, Operations, Service and Systems
                              UBS Financial Services Inc.*  **
  Mark B. Sutton              Director, President and
                              Chief Operating Officer
                              UBS Financial Services Inc.*
  Luzius Cameron              Director of Strategic Planning and
                              New Business Development
                              UBS Financial Services Inc.*
                              By: /s/ CHRISTINE TRIPI
                                      Christine Tripi
                                      Attorney-in-fact*
  *  Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 333-106185.
  ** The Chief Credit Officer also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of UBS Financial Services, Inc.
                       EXHIBIT INDEX
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)